Fair Value of Financial Instruments (Restated) - Schedule of Impact of Restatements (Details) ₸ in Millions	Dec. 31, 2022 KZT (₸)
Level 1
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	₸ 1,236
Level 1 | As Previously Reported
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	838,260
Level 1 | Adjustment
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	(837,024)
Level 2
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	1,074,972
Level 2 | As Previously Reported
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	237,948
Level 2 | Adjustment
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	₸ 837,024